Organization and Principal Activities	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

China lending corporation( f.k.s DT Asia Investments Limited, “DT Asia”)  was a blank check company incorporated on April 8, 2014, under the laws of the British Virgin Islands for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar business combination with one or more businesses or entities (an “Initial Business Combination”).

On July 6, 2016, the Company consummated the Initial Business Combination with Adrie Global Holdings Limited (“Adrie”) and its subsidiaries and variable interest entity by acquiring from the shareholders of Adrie, all outstanding interests of Adrie and issued 20 million ordinary shares for a purchase price of $200 million, with 8 million of such shares (the “Escrow Shares”) being held in escrow and subject to forfeiture (1) should the post-combination Company fail to meet certain minimum financial performance targets, or (2) as a result of indemnification claims by DT Asia Investments Limited. One-third of the Escrow Shares shall be released upon the post-combination Company obtaining certain specified adjusted consolidated net income targets in each of the calendar years 2016, 2017 and 2018.

The transaction was accounted for as a “reverse acquisition” since, immediately following completion of the transaction, the shareholders of Adrie effectuated control of the post-combination Company. For accounting purposes, Adrie was deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Adrie (i.e., a capital transaction involving the issuance of shares by the Company for the shares of Adrie). Accordingly, the consolidated assets, liabilities and results of operations of Adrie became the historical financial statements of China Lending Corporation and its subsidiaries, and the Company’s assets, liabilities and results of operations were consolidated with Adrie beginning on the acquisition date. No step-up in basis or intangible assets or goodwill were recorded in this transaction.

After the business acquisition, DT Asia was renamed as China Lending Corporation.

China Lending Corporation (formerly known as “DT Asia”) (the “Company”, “we”, “us” and “our”) changed its year from March 31 to December 31.

Adrie was incorporated under the laws of British Virgin Islands on November 19, 2014. The Company, through its subsidiaries and variable interest entity (“VIE”) engages in the business of providing loan facilities to micro, small and medium sized enterprises and sole proprietors in Xinjiang Uyghur Autonomous Region (“Xinjiang Province”) of the People’s Republic of China (“PRC”).

On February 11, 2015, Adrie incorporated China Feng Hui Financial Holding Group Co., Limited ("Feng Hui Holding") in Hong Kong with registered capital of HKD 1. Feng Hui Holding operates through two wholly-owned subsidiaries: Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”) and Feng Hui Ding Xin (Beijing) Financial Consulting Co., Limited (“Ding Xin”).

On May 14, 2015, Feng Hui Holdings established Jing Kai under the laws of the PRC with registered capital of $80,000,000. Jing Kai has no operations of its own to date.

On May 20, 2015, Feng Hui Holding established Ding Xin with registered capital of $1,000,000. Ding Xin is engaged in the business of financial consulting services.

Urumqi Feng Hui Direct Lending Limited (“Feng Hui”) is a company established under the laws of the PRC on June 12, 2009, and its shareholders as of December 31, 2016 consisted of nine PRC companies and seven PRC individuals. Feng Hui is a microcredit company primarily engaged in providing direct loan services to small-to-medium sized enterprises, farmers and individuals in Xinjiang Province, PRC.

On December 19, 2016, Feng Hui Holding established Ningbo Ding Tai Financial Leasing Co., Ltd. (“Ding Tai”) with registered capital of $30,000,000. Ding Tai is engaged in the business of financial leasing service.

In accordance with US GAAP, the primary beneficiary of a VIE is the variable interest holder (e.g., a contractual counterparty or capital provider) deemed to have the controlling financial interest(s) in the VIE. The primary beneficiary is the reporting entity (or member of a related party group) that has both of the following characteristics:

a) The power to direct the activities that most significantly impact the VIE’s economic performance; and

b) The obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Currently, Feng Hui is consolidated as a VIE of Ding Xin by a series of VIE Agreements with Ding Xin.

Contractual Arrangements between Ding Xin, Feng Hui, and Feng Hui’s Shareholders

On July 16, 2015, Ding Xin, Feng Hui and/or Feng Hui’s shareholders have executed the following agreements and instruments, pursuant to which China Lending Group, through its subsidiary Ding Xin, controls Feng Hui: Share Pledge Agreement, Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Power of Attorney (“VIE Agreements”). Each of the VIE Agreements is described below, and became effective upon their execution therein.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Feng Hui and Ding Xin, Ding Xin provides Feng Hui with comprehensive business support, technical services and consulting services relating to its day-to-day business operations and management, on an exclusive basis.

For services rendered to Feng Hui by Ding Xin under this agreement, Ding Xin is entitled to collect a service fee calculated based on the complexity, required time, contents and commercial value of the consulting services provided by Ding Xin. Ding Xin will calculate and sum up the service fees and correspondingly issue a notice to Feng Hui. Feng Hui will pay such service fees to the bank accounts as designated by Ding Xin within 10 working days from the receipt of such notice.

The Exclusive Business Cooperation Agreement shall remain in effect for five years unless it is terminated by Ding Xin at its discretion with 30-days prior notice. Feng Hui does not have the right to terminate the Exclusive Business Cooperation Agreement unilaterally. Ding Xin may at its discretion unilaterally extend the term of the Exclusive Business Cooperation Agreement. This agreement grants Ding Xin the position as the primary beneficiary who is entitled to absorb losses or to receive benefits that could potentially be significant to Feng Hui.

Share Pledge Agreement

Under the Share Pledge Agreement between the Feng Hui shareholders and Ding Xin, the 16 Feng Hui shareholders pledged all of their equity interests in Feng Hui to Ding Xin to guarantee the secured indebtedness caused by failure of performance of Feng Hui’s and the Feng Hui shareholders’ obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Power of Attorney. Under the terms of the Share Pledge Agreement, any dividend or bonus received by Feng Hui in respect of the Pledged Equity shall be deposited into an account designated by Ding Xin. The Feng Hui shareholders also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, Ding Xin is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The Feng Hui shareholders further agreed not to dispose of the pledged equity interests or take any actions that would prejudice Ding Xin’s interest.

The Share Pledge Agreement shall be effective until all obligations under the other VIE Agreements have been performed by Feng Hui, when the VIE Agreements are terminated or when the secured indebtedness has been satisfied in full. Under the terms of the agreement, in the event that Feng Hui or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, Ding Xin, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests and absorbs expected losses. This agreement grants Ding Xin the position as the primary beneficiary who is entitled to absorb losses or to receive benefits that could potentially be significant to Feng Hui.

Risks in relation to the VIE structure

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. Conversely, liabilities recognized as a result of consolidating this VIE do not have any recourse on the Company’s general assets. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the Feng Hui shareholders irrevocably granted Ding Xin (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Feng Hui. The option price is equal to the lowest price permissible by PRC laws.

The Exclusive Option Agreement will remain effective for a term of five years and may be renewed at Ding Xin’s discretion.

Power of Attorney

Under the Power of Attorney, each Feng Hui shareholder authorized Ding Xin to act on the shareholder’s behalf as his, her or its exclusive agent and attorney with respect to all rights as a shareholder of Feng Hui, under PRC laws and the Articles of Association of Feng Hui, including but not limited to attending shareholder meetings and voting to approve the sale or transfer or pledge or disposition of shares in part or in whole or to designate and appoint the legal representative, directors, and supervisors of Feng Hui. When Ding Xin executes such shareholders’ rights, it should obtain all the current Ding Xin directors’ approval by the resolution of board of directors.

The Power of Attorney shall be continuously valid with respect to each Feng Hui shareholder from the date of execution of the Power of Attorney, so long as such Feng Hui shareholder is a shareholder of Feng Hui. Ding Xin is entitled to terminate the Power of Attorney unilaterally at its discretion by the written notice to Feng Hui.

The effective period of the VIE agreements is from July 16, 2015 to July 15, 2020. The VIE agreements can be renewed by written confirmation by Ding Xin to Feng Hui before their expiration. The extension length can be decided by Ding Xin solely. Once renewed, all the aforesaid agreed terms shall be unconditionally accepted by Feng Hui. Each VIE agreement can only be terminated if all parties thereto agree in writing to terminate the VIE agreement or if Ding Xin delivers to Feng Hui a notice of termination at least 30 days in advance of the termination effective date. Feng Hui has no right to terminate the VIE agreements unilaterally. Under this agreement, Ding Xin processes the power to direct the activities that most significantly impact the Feng Hui’s economic performance.

Upon a series of VIE Agreements, currently, substantially all of China Lending’s consolidated assets are held, and its consolidated revenues and income are generated, by Feng Hui, its consolidated variable interest entity that is controlled by contractual arrangements. Feng Hui is based in Urumqi, the capital city and business hub of Xinjiang Province, and most of Feng Hui’s lending activities are to enterprises and individual proprietors based there. The consolidated VIE’s assets may be used as collateral for the VIE's obligation and the creditors of consolidated VIE have no recourse to the general credit of the primary beneficiary.

As of December 31, 2016, the group structure of the Company is as following:

Consolidated financial statements as of and for the year ended December 31, 2016 included China Lending Corporation, Adrie, Feng Hui Holding, Jing Kai, Ding Xin, Ding Tai and Feng Hui. The balance sheets as of December 31, 2016 and 2015, and the statements of income and comprehensive income, and cash flows for the years ended December 31, 2016 and 2015 were retrospectively adjusted to furnish comparative information, and included China Lending Corporation, Adrie, Feng Hui Holding, Jin Kai, Ding Xin, Ding Tai and Feng Hui.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a Company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth Company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.